Share-Based Payments - Summary of Performance Rights (Details) - Performance Rights		6 Months Ended
	Apr. 18, 2024	Jun. 30, 2024 USD ($) shares $ / shares
Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date	Dec. 31, 2026
Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 18, 2024
Number | shares		1,075,930
Vesting date		Dec. 31, 2026
Fair value | $ / shares		$ 0.93
Expiry date, term		Cessation of employment
Expense recognized | $		$ 98,922
Key Management Personnel | Nick Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 18, 2024
Number | shares		1,398,709
Vesting date		Dec. 31, 2026
Fair value | $ / shares		$ 0.93
Expiry date, term		Cessation of employment
Expense recognized | $		$ 142,377
Key Management Personnel | Chris Burns | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 18, 2024
Number | shares		3,658,161
Vesting date		Dec. 31, 2026
Fair value | $ / shares		$ 0.93
Expiry date, term		Cessation of employment
Expense recognized | $		$ 372,371
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date, term		4 equal annual tranches commencing on the anniversary of employment
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 18, 2024
Number | shares		1,075,930
Vesting date		Dec. 31, 2026
Fair value | $ / shares		$ 0.93
Expiry date, term		Cessation of employment
Expense recognized | $		$ 109,521
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Jan. 31, 2024
Number | shares		4,894,445
Vesting date, tranche one		Jan. 05, 2025
Vesting date, tranche two		Jan. 05, 2026
Vesting date, tranche three		Jan. 05, 2027
Vesting date, tranche four		Jan. 05, 2028
Fair value | $ / shares		$ 0.57
Expiry date, term		Cessation of employment
Expense recognized | $		$ 467,955
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Feb. 16, 2024
Number | shares		722,884
Vesting date, tranche one		Jan. 19, 2025
Vesting date, tranche two		Jan. 19, 2026
Vesting date, tranche three		Jan. 19, 2027
Vesting date, tranche four		Jan. 19, 2028
Fair value | $ / shares		$ 0.84
Expiry date, term		Cessation of employment
Expense recognized | $		$ 100,306
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Feb. 21, 2024
Number | shares		172,400
Fair value | $ / shares		$ 0.8
Expiry date, term		Cessation of employment
Expense recognized | $		$ 18,187
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Mar. 11, 2024
Number | shares		96,014
Fair value | $ / shares		$ 1.01
Expiry date, term		Cessation of employment
Expense recognized | $		$ 10,205
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Mar. 25, 2024
Number | shares		96,014
Fair value | $ / shares		$ 0.87
Expiry date, term		Cessation of employment
Expense recognized | $		$ 7,692
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 05, 2024
Number | shares		17,195
Fair value | $ / shares		$ 1.01
Expiry date, term		Cessation of employment
Expense recognized | $		$ 4,330
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 08, 2024
Number | shares		80,612
Fair value | $ / shares		$ 0.87
Expiry date, term		Cessation of employment
Expense recognized | $		$ 5,503
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 15, 2024
Number | shares		181,376
Fair value | $ / shares		$ 0.83
Expiry date, term		Cessation of employment
Expense recognized | $		$ 10,891
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 29, 2024
Number | shares		82,425
Fair value | $ / shares		$ 0.72
Expiry date, term		Cessation of employment
Expense recognized | $		$ 3,513
Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		May 27, 2024
Number | shares		58,423
Fair value | $ / shares		$ 0.69
Expiry date, term		Cessation of employment
Expense recognized | $		$ 1,316